SHORT TERM CONVERTIBLE LOANS (Details) (USD $)	0 Months Ended	12 Months Ended
	Sep. 24, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jun. 30, 2013
SHORT TERM CONVERTIBLE LOANS [Line Items]
Financial expenses related to convertible debt instrument		$ 100,000
Convertible loans [Member]
SHORT TERM CONVERTIBLE LOANS [Line Items]
Aggregate principal amount of debt instrument				1,500,000	6,230,000
Annual interest rate (as a percent)				7.00%
Debt instrument conversion price calculated based on discount rate considered (as a percent)			0.167%
Fair value of the debt instrument				682,000
Total amount of debt converted	9,896,000
Financial expenses related to convertible debt instrument		0	2,166,000	6,000
Outstanding debt		0
Additional debt obtained		$ 0
Convertible loans [Member] | Minimum [Member]
SHORT TERM CONVERTIBLE LOANS [Line Items]
Debt instrument conversion price calculated based on discount rate considered (as a percent)	14.90%
Convertible loans [Member] | Maximum [Member]
SHORT TERM CONVERTIBLE LOANS [Line Items]
Debt instrument conversion price calculated based on discount rate considered (as a percent)	20.00%		20.00%
Convertible loans [Member] | Series D convertible preferred share [Member]
SHORT TERM CONVERTIBLE LOANS [Line Items]
Number of shares issued upon conversion of debt instrument	81,677
Convertible loans [Member] | Series D convertible preferred share [Member] | Minimum [Member]
SHORT TERM CONVERTIBLE LOANS [Line Items]
Conversion price (in dollars per share)	$ 96.8
Convertible loans [Member] | Series D convertible preferred share [Member] | Maximum [Member]
SHORT TERM CONVERTIBLE LOANS [Line Items]
Conversion price (in dollars per share)	$ 103